U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 12, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Baird Funds, Inc. (the “Company”)
File Nos. 333-40128 and 811-09997

Dear Sir or Madam:

On May 6, 2021, the Company filed a certification pursuant to 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, indicating that the form of Prospectus and Statement of Additional Information to be used by the Company on behalf of each of its series would not have differed from those contained in the most recent amendment to the Company’s registration statement filed on April 28, 2021. On May 11, 2021, the Company filed the form of prospectus used by its series, the Baird MidCap Fund, the Baird SmallCap Value Fund, the Baird Small/Mid Cap Value Fund, the Chautauqua Global Growth Fund, the Chautauqua International Growth Fund and the Baird Small/Mid Cap Growth Fund (the “Equity Funds”) pursuant to Rule 497(e) of the 1933 Act, which had been amended to correct a clerical error. Accordingly, the Company certifies that (1) the form of prospectus that would have been filed under Rule 497(b) or (c) under the 1933 Act for the Equity Funds was filed pursuant to Rule 497(e) on May 11, 2021, (2) the form of prospectus for the Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Intermediate Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Short-Term Bond Fund, Baird Ultra Short Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, Baird Strategic Municipal Bond Fund and Baird Municipal Bond Fund and (3) the form of statement of additional information for all the series of the Company would not have differed from those contained in the most recent amendment for the Company dated May 1, 2021, and filed electronically as Post-Effective Amendment No. 92 to the Company’s Registration Statement on Form N-1A on April 28, 2021. The Rule 497(j) certification filed by the Company on May 6, 2021 is hereby amended as set forth above.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith
For U.S. Bank Global Fund Services